Dividend Reinvestment Plan - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Original issue shares under the terms of the dividend reinvestment plan (DRIP)	98,318	72,543	69,289